FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
The estimated fair value of long-term debt	$ 1,648,050	$ 2,108,138
The carrying value of long-term debt, excluding unamortized deferred financing costs	$ 1,625,128	$ 2,025,129